Segment information - Narrative (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2018 USD ($) area segment	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)
Disclosure of products and services [line items]
Number of operating segments | segment	1
Number of principal geographical areas | area	3
Revenue	$ 3,359,984	$ 3,101,175	$ 2,914,180
Contract liabilities	44,130	43,036	42,947
Revenue recognized that was included in the contract liabilities	43,000	42,900	56,700
Mask making, testing and others
Disclosure of products and services [line items]
Revenue	328,214	$ 62,228	$ 110,361
Technology license
Disclosure of products and services [line items]
Revenue	$ 163,800